Note 12 - Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Jan. 31, 2013
Minimum Obligations Under Operating And Capital Leases [Table Text Block]
Years Ended January 31,	Operating Leases	Capital Leases	Total
2014	3,706	64	3,770
2015	2,967	32	2,999
2016	2,274	-	2,274
2017	1,129	-	1,129
2018	572	-	572
Thereafter	614	-	614
	11,262	96	11,358